POLICYHOLDER ACCOUNT BALANCES - Balances and Changes in Policyholders’ Account Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	$ 3,503
Interest credited to policyholder's account balances	90	$ 82	$ 90
Balance, end of the period	3,751	3,503
Universal Life
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	1,973	1,780
Issuances	0	0
Premiums received	246	271
Policy charges	(177)	(176)
Surrenders and withdrawals	(49)	(30)
Benefit payments	(7)	(6)
Net transfers from (to) separate account	0	0
Interest credited to policyholder's account balances	(24)	134
Other	0	0
Balance, end of the period	$ 1,962	$ 1,973	1,780
Weighted-average crediting rate (years)	2.20%	2.16%
Net amount at risk (4)	$ 18,092	$ 18,356
Cash surrender value	1,494	1,407
VUL
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	614
Net transfers from (to) separate account	49	(237)
Balance, end of the period	655	614
VUL | Protection Solutions
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	614	593
Issuances	0	0
Premiums received	17	16
Policy charges	(35)	(29)
Surrenders and withdrawals	0	0
Benefit payments	(8)	(10)
Net transfers from (to) separate account	49	22
Interest credited to policyholder's account balances	18	22
Other	0	0
Balance, end of the period	$ 655	$ 614	593
Weighted-average crediting rate (years)	3.52%	3.54%
Net amount at risk (4)	$ 30,067	$ 27,214
Cash surrender value	528	503
GMxB Core
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	0
Balance, end of the period	7	0
GMxB Core | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	13	0
Issuances	0	0
Premiums received	17	40
Policy charges	(3)	(1)
Surrenders and withdrawals	(1)	0
Benefit payments	0	0
Net transfers from (to) separate account	0	(26)
Interest credited to policyholder's account balances	1	0
Other	0	0
Balance, end of the period	$ 27	$ 13	0
Weighted-average crediting rate (years)	1.00%	1.00%
Net amount at risk (4)	$ 13	$ 0
Cash surrender value	29	13
Investment Edge
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	13
Net transfers from (to) separate account	7
Balance, end of the period	27	13
Investment Edge | Individual Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	0
Issuances	0
Premiums received	0
Policy charges	0
Surrenders and withdrawals	0
Benefit payments	0
Net transfers from (to) separate account	7
Interest credited to policyholder's account balances	0
Other	0
Balance, end of the period	$ 7	0
Weighted-average crediting rate (years)	1.00%
Net amount at risk (4)	$ 0
Cash surrender value	6
SCS
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	0
Balance, end of the period	242	0
SCS | Group Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	0
Issuances	0
Premiums received	0
Policy charges	0
Surrenders and withdrawals	0
Benefit payments	0
Net transfers from (to) separate account	245
Interest credited to policyholder's account balances	(3)
Other
Balance, end of the period	$ 242	0
Weighted-average crediting rate (years)	1.00%
Net amount at risk (4)	$ 1
Cash surrender value	224
Reinsured
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	867
Net transfers from (to) separate account	49	73
Balance, end of the period	819	867
Reinsured | Group Retirement
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	866	886
Issuances	0	0
Premiums received	52	67
Policy charges	(31)	(34)
Surrenders and withdrawals	(132)	(137)
Benefit payments	(21)	(21)
Net transfers from (to) separate account	47	67
Interest credited to policyholder's account balances	36	36
Other	2	2
Balance, end of the period	$ 819	$ 866	$ 886
Weighted-average crediting rate (years)	4.39%	4.22%
Net amount at risk (4)	$ 4,120	$ 4,340
Cash surrender value	818	866
Others
Policyholder Account Balance [Roll Forward]
Balance, beginning of the period	36
Balance, end of the period	$ 39	$ 36